Income Taxes (Details) - Schedule of Deferred Assets and Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Deferred Assets and Liabilities [Abstract]
Advance payment for professional service
Depreciation and amortization	(7,490)	2,357
Allowance for CECL	15,007	7,916
Valuation allowance	570
Deferred tax assets	$ 8,087	$ 10,273